Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Three Months Ended March 31,
	2024	2023
Revenue by category:
Digital revenue
Digital advertising	$22,748	$19,093
Digital subscriptions	2,334	3,661
Licensing and syndication revenue	2,300	3,351
Other digital revenue	1,286	551
Total digital revenue	28,668	26,656
Print revenue
Print advertising	-	656
Print subscriptions	273	1,106
Total print revenue	273	1,762
Total	$28,941	$28,418
Revenue by geographical market:
United States	$27,411	$27,319
Other	1,530	1,099
Total	$28,941	$28,418
Revenue by timing of recognition:
At point in time	$26,607	$24,757
Over time	2,334	3,661
Total	$28,941	$28,418

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Years Ended December 31,
	2023	2022
Revenue by category:
Digital revenue
Digital advertising	$135,376	$109,317
Digital subscriptions	12,764	21,156
Licensing and syndication revenue	18,482	18,173
Other digital revenue	5,384	1,166
Total digital revenue	172,006	149,812
Print revenue
Print advertising	9,881	10,214
Print subscriptions	62,316	60,909
Total print revenue	72,197	71,123
Total revenue	$244,203	$220,935
Revenue by geographical market:
United States	$234,012	$218,110
Other	10,191	2,825
Total revenue	$244,203	$220,935
Revenue by timing of recognition:
At point in time	$231,439	$199,779
Over time	12,764	21,156
Total revenue	$244,203	$220,935

Schedule of Contract with Customer, Asset and Liability

The following table provides information about contract balances:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Unearned revenue (short-term contract liabilities):
Digital revenue	$12,370	$16,938
Unearned revenue (long-term contract liabilities):
Digital revenue	$624	$542

The following table provides information about contract balances:

	As of December 31,
	2023	2022
Unearned revenue (short-term contract liabilities):
Digital revenue	$14,397	$18,571
Print revenue	45,389	40,132
	$59,786	$58,703
Unearned revenue (long-term contract liabilities):
Digital revenue	$542	$1,118
Print revenue	10,137	18,583
	$10,679	$19,701